                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-25473




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                            VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE:

                     POLARIS II VARIABLE ANNUITY PROSPECTUS
                                  (R3465PRO.1)
                                DATED MAY 2, 2005
--------------------------------------------------------------------------------



The following is added to the OPTION 2 - MAXIMUM ANNIVERSARY OPTION sub-section in the DEATH BENEFITS section located on page 18 of the prospectus:

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.


Date: August 5, 2005

                Please keep this Supplement with your Prospectus




                                  Page 1 of 1